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www.dechert.com

BRENDEN P. CARROLL

brenden.carroll@dechert.com
+1 202 261 3458	Direct
+1 202 261 3027	Fax

July 1, 2022

Via Edgar

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (File Nos. 033-07647 and 811-04782) (the “Registrant”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), we hereby certify on behalf of the Registrant that: (i) the form of Prospectus and Statement of Additional Information for the HSBC RadiantESG U.S. Smaller Companies Fund and HSBC RadiantESG U.S. Smaller Companies Fund (Class I) that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 287, which was filed on June 28, 2022; and (ii) the text of Post-Effective Amendment No. 287 was filed electronically on June 28, 2022.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden Carroll

Brenden Carroll